Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2021	2020
Balance at January 1	467,737	618,200
Additional obligations recognized	28,655	1,484
Changes in estimated abandonment timing and costs	85,022	74,235
Obligations settled	(28,525)	(14,278)
Accretion	43,552	35,318
Changes in discount rates	439,849	(276,673)
Foreign exchange	(35,736)	29,451
Balance at December 31	1,000,554	467,737

Schedule of risk free rates used to discount the obligations

The country specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2021	Dec 31, 2020
Canada	1.8%	1.2%
United States	1.9%	1.6%
France	0.8%	0.3%
Netherlands	(0.3)%	(0.6)%
Germany	0.1%	(0.2)%
Ireland	0.5%	(0.1)%
Australia	1.9%	1.3%